UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23731

BondBloxx ETF Trust

(Exact name of registrant as specified in charter)

1100 Larkspur Landing Circle, Suite 395

Larkspur, CA 94939

(Address of principal executive offices) (Zip code)

BondBloxx Investment Management Corporation
1100 Larkspur Landing Circle, Suite 395

Larkspur, CA 94939
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 896-5089

Date of fiscal year end: October 31

Date of reporting period: July 1, 2021 to June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

The following series of the Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period:

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

BondBloxx USD High Yield Bond Energy Sector ETF

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

BondBloxx USD High Yield Bond Healthcare Sector ETF

BondBloxx USD High Yield Bond Industrial Sector ETF

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

BondBloxx BB Rated USD High Yield Corporate Bond ETF

BondBloxx B Rated USD High Yield Corporate Bond ETF

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BondBloxx ETF Trust

By:	/s/ Joanna Gallegos
Joanna Gallegos
Principal Executive Officer

Date:	August 11, 2022